FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of financial assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset		$ 6.7
Carrying value | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	$ 391.0	458.3
Fair value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset		6.7
Fair value | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	$ 391.0	$ 458.3